Average Annual Total Returns - Western Asset SMASh Series TF Fund	Jun. 30, 2021
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.21%
5 Years	3.91%
Since Inception	3.91%
Western Asset SMASh Series TF Fund
Average Annual Return:
1 Year	4.69%
5 Years	4.13%
Since Inception	4.11%
Inception Date	Dec. 23, 2015
Western Asset SMASh Series TF Fund | After Taxes on Distributions
Average Annual Return:
1 Year	4.69%
5 Years	3.51%
Since Inception	3.49%
Western Asset SMASh Series TF Fund | Returnaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	3.84%
5 Years	3.16%
Since Inception	3.15%